Other Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Assets Pledged
Assets pledged

(in thousands of $)	June 30, 2017	December 31, 2016
Book value of vessels secured against long-term loans (1)	2,064,899	2,106,062

(1) This excludes the Hilli which is classified as an "asset under development". The Hilli is secured against the FLNG Hilli facility. Refer to note 8.